Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables [abstract]
Trade receivables	$ 1,857	$ 1,855
Loans to equity accounted investments	13	644
Other receivables	1,406	1,140
Total	3,276	3,639
Current	3,096	2,836
Non-current	$ 180	$ 803